Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025 [1]	Nov. 30, 2025
C000150491 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ACR Opportunity Fund (Class I/ACROX)
Average Annual Return, Percent	12.78%	13.14%		9.23%
C000176262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ACR Equity International Fund (Class I/ACREX)
Average Annual Return, Percent	10.38%	4.41%	5.12%
MSCI ACWI Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Net) Index
Average Annual Return, Percent	18.21%	11.97%		11.41%
MSCI ACWI ex USA Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (Net) Index
Average Annual Return, Percent	26.04%	8.41%	8.58%
MSCI ACWI Gross Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Gross) Index
Average Annual Return, Percent	18.73%	12.49%		11.96%

[1]	Class I commenced operations on December 30, 2016.